Amplify Lithium & Battery Technology ETF
Schedule of Investments
January 31, 2021 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.0%
Consumer Discretionary - 26.2%
BAIC Motor Corp. Ltd. - Class H (a)	658,967	$232,879
Blink Charging Co. (b) (c)	29,246	1,445,630
BYD Co. Ltd. - Class H	115,998	3,551,791
Fisker, Inc. (b) (c)	14,009	210,555
Kandi Technologies Group, Inc. (b) (c)	29,936	266,430
Li Auto, Inc. - ADR (c)	35,061	1,130,717
Lordstown Motors Corp. (c)	15,143	381,301
NIO, Inc. - ADR (c)	43,603	2,485,371
Panasonic Corp.	132,156	1,705,178
Tesla, Inc. (c)	6,641	5,269,833
Tianneng Power International Ltd.	216,394	427,583
Workhorse Group, Inc. (b) (c)	15,486	531,479
XPeng, Inc. - ADR (b) (c)	25,066	1,207,680
Yadea Group Holdings Ltd. (a)	241,456	629,080
		19,475,507
Industrials - 14.1%
Contemporary Amperex Technology Co. Ltd.	95,826	5,252,127
EnerSys	5,137	422,415
Eve Energy Co. Ltd.	101,000	1,664,887
GS Yuasa Corp.	17,493	514,377
Hyliion Holdings Corp. (b) (c)	12,193	202,526
Nikola Corp. (b) (c)	29,410	679,077
Shenzhen Yinghe Technology Co. Ltd.	91,100	286,098
Sunwoda Electronic Co. Ltd.	130,100	545,305
Varta AG (b) (c)	3,582	639,868
Vitzrocell Co. Ltd.	19,235	262,233
		10,468,913
Information Technology - 11.0%
Dynapack International Technology Corp.	106,374	341,506
Iljin Materials Co. Ltd.	8,886	567,192
L&F Co. Ltd.	8,975	591,326
NAURA Technology Group Co. Ltd.	30,983	961,025
NEC Corp.	17,424	948,177
Power Logics Co. Ltd.	37,750	300,353
Samsung SDI Co. Ltd.	3,410	2,237,565
Simplo Technology Co. Ltd.	32,393	417,601
SolarEdge Technologies, Inc. (c)	3,164	912,276
Wuxi Lead Intelligent Equipment Co. Ltd.	65,600	908,742
		8,185,763
Materials - 47.7%
African Rainbow Minerals Ltd.	28,710	520,633
Albemarle Corp.	6,092	990,925
AMG Advanced Metallurgical Group NV	14,009	443,886
Aneka Tambang Tbk	4,418,327	699,122
Beijing Easpring Material Technology Co. Ltd. (c)	55,400	496,309
BHP Group Ltd. - ADR (b)	68,822	4,595,933
China Molybdenum Co. Ltd. - Class H	1,967,458	1,243,420
Cowan Lithium Ltd. (c) (d) (e)	14,896	–
Eramet SA (c)	9,233	498,049
First Quantum Minerals Ltd.	52,985	882,565
Galaxy Resources Ltd. (c)	278,840	573,249
Ganfeng Lithium Co. Ltd. - Class H (a)	123,128	1,735,774
Glencore PLC (c)	618,327	2,087,494
IGO Ltd.	119,408	585,875
Johnson Matthey PLC	16,634	672,790
LG Chem Ltd.	3,315	2,717,553
Lithium Americas Corp. (c)	32,466	642,084
Livent Corp. (c)	27,673	504,202
Lundin Mining Corp.	73,969	659,430
Mineral Resources Ltd.	22,193	582,612
MMC Norilsk Nickel PJSC - ADR	77,797	2,507,397
Nanjing Hanrui Cobalt Co. Ltd.	39,810	653,826
Orocobre Ltd. (c)	148,256	566,524
Piedmont Lithium Ltd. - ADR (b) (c)	12,196	605,897
Pilbara Minerals Ltd. (c)	979,376	696,095
Shanghai Putailai New Energy Technology Co. Ltd.	34,800	534,863
Shenzhen Capchem Technology Co. Ltd.	39,100	501,701
Showa Denko KK	21,418	510,581
Sociedad Quimica y Minera de Chile SA - ADR	15,756	802,611
South32 Ltd.	373,506	725,049
Sumitomo Metal Mining Co. Ltd.	19,927	864,464
Tianqi Lithium Corp. (c)	64,630	599,704
Umicore SA	17,315	982,759
Vale Indonesia Tbk PT (c)	1,331,204	521,855
Western Areas Ltd.	210,888	377,141
W-Scope Corp. (c)	40,457	390,105
Yunnan Energy New Material Co. Ltd.	53,408	1,090,926
Zhejiang Huayou Cobalt Co. Ltd. (c)	90,538	1,387,610
		35,451,013
Total Common Stocks (Cost $64,026,727)		73,581,196

MONEY MARKET FUNDS - 1.0%
STIT-Government & Agency Portfolio - Institutional Class - 0.03% (f)	712,076	712,076
Total Money Market Funds (Cost $712,076)		712,076

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.9%
First American Government Obligations Fund, Class X - 0.04% (f)	9,597,827	9,597,827
Total Investments Purchased with Proceeds from Securities Lending (Cost $9,597,827)		9,597,827
Total Investments - 112.9%
(Cost $74,336,630)		$83,891,099

Percentages are based on Net Assets of $74,324,455.
ADR -	American Depositary Receipt
(a)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At January 31, 2021 the value of these securities amounted to $2,597,733 or 3.5% of net assets.

(b)	All or a portion of this security is out on loan as of January 31. 2021. Total value of securities out on loan is $8,872,994 or 11.9% of net assets.
(c)	Non-income producing security.
(d)	The Fund had fair valued securities. Values are determined using significant unobservable inputs.
(e)	Illiquid security. At January 31, 2021, the value of these securities amounted to $0 or 0.0% of net assets.
(f)	Seven-day yield as of January 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended January 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs. For the period ended January 31, 2021, there have been no significant changes to the Funds' valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2021:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Australia	$9,308,376
Belgium	982,759
Britain	672,790
Canada	2,184,080
Chile	802,611
China	27,793,848
France	498,048
Germany	639,868
Indonesia	1,220,977
Israel	912,276
Japan	4,932,882
Netherlands	443,885
Russia	2,507,397
South Africa	520,633
South Korea	6,676,222
Switzerland	2,087,494
Taiwan	759,107
United States	10,637,943
Money Market Funds	712,076
Investments Purchased with Proceeds from Securities Lending	9,597,827
Total Level 1	83,891,099
Level 2	-
Total Level 2	-
Level 3
Common Stocks	0
Total Level 3	0
Total	$83,891,099

See the Schedules of Investments for further disaggregation of investment categories.

For the period ended January 31, 2021, there were no transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.

	Balance as of 10/31/2020	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Transfers In/Out of Level 3	Balance as of 01/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 01/31/2021
Common Stocks	$-	$(241,385)	$-	$-	$(241,385)	$-	$0	$-

	Fair Value as of 01/31/2021	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input (a)
Common Stocks	$-	Proration of Share Price	Corporate Action Details	0.00 AUD

(a) Table presents information for one security, which is valued at $0.00 as of January 31, 2021.

Secured Borrowings (unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2021, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.